SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

	Principal Amount	Value
Corporate Loans—99.4%
Consumer Discretionary—28.6%
Auto Components—2.0%
Boing US Holdco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.008%,[LIBOR4+325], 10/3/24[1,2]	$237,894	$228,973
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR4+300], 4/1/24[1,2]	229,369	229,062
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.30%,[LIBOR12+350], 4/30/26[1,2]	335,000	335,420
Superior Industries International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.702%,[LIBOR12+400],
5/22/24[1,2]	174,107	165,402
Tenneco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.786%,[LIBOR4+275], 10/1/25[1,2]	512,255	491,124
		1,449,981

Automobiles—0.4%
Thor Industries, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.563%,[LIBOR4+375], 2/1/26[1,2]	89,555	89,219
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.286%,[LIBOR12+275],
6/30/22[1,2]	209,484	208,567
		297,786

Distributors—0.2%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.702%,[LIBOR12+500], 9/25/24[1,2]	171,334	168,764

Diversified Consumer Services—0.4%
Casmar Australia Pty Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.436%,[LIBOR4+450], 12/8/23[1,2]	238,787	212,520
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.86%,[LIBOR12+475],
11/29/24[1,2]	57,055	57,167
		269,687

Entertainment—2.0%
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.854%,[LIBOR4+375],
7/8/22[1,2]	52,390	48,591
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B3, 4.202%,[LIBOR12+250], 2/1/24[1,2]	422,609	420,846
Deluxe Entertainment Services Group, Inc. , Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 3/24/24[1,2,3]	83,580	84,834
Deluxe Entertainment Services Group, Inc. , Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 9/25/24[1,2,3]	48,979	38,632
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.952%,[LIBOR4+225], 3/24/25[1,2]	149,772	146,589
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.29%,[LIBOR4+250], 7/3/25[1,2]	239,395	237,999

1 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Entertainment (Continued)
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche B, 6.29%,[LIBOR4+450], 7/3/26[1,2]	$211,000	$205,198
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.874%,[LIBOR4+275], 12/6/23[1,2]	136,346	112,145
William Morris Endeavor Entertainment LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B1,
4.54%,[LIBOR6+275], 5/18/25[1,2]	120,562	118,804
		1,413,638

Hotels, Restaurants & Leisure—6.6%
24 Hour Fitness Worldwide, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.202%,[LIBOR12+350],
5/30/25[1,2]	48,442	36,547
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.452%,[LIBOR4+275],
12/23/24[1,2]	1,273,716	1,266,062
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.854%,[LIBOR4+375],
7/8/22[1,2]	66,259	61,455
Churchill Downs, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.71%,[LIBOR12+200], 12/27/24[1,2]	103,348	103,929
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.952%,[LIBOR12+225], 4/18/24[1,2]	259,839	260,630
Eldorado Resorts, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.00%-4.063%,[LIBOR4+225], 4/17/24[1,2]	186,924	187,081
Four Seasons Hotels Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.702%,[LIBOR12+200], 11/30/23[1,2]	58,350	58,723
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.446%,[LIBOR4+275], 3/29/24[1,2]	236,400	236,622
KFC Holding Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.513%,[LIBOR12+175], 4/3/25[1,2]	79,947	80,280
NPC International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.427%,[LIBOR12+350], 4/19/24[1,2]	89,629	45,038
Scientific Games International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.452%,[LIBOR6+275],
8/14/24[1,2]	937,108	934,311
SeaWorld Parks & Entertainment, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.702%,[LIBOR4+300],
4/1/24[1,2]	247,462	247,977
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.604%,[LIBOR4+350], 7/10/25[1,2]	521,122	523,964
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.21%,[LIBOR12+250], 6/8/23[1,2]	413,795	415,247
Topgolf International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.265%,[LIBOR12+550], 2/9/26[1,2]	24,875	25,124
Town Sports International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.286%,[LIBOR12+350],
11/15/20[1,2]	212,865	156,988

2 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.86%,[LIBOR12+475],
11/29/24[1,2]	$18,878	$18,915
Wyndham Hotels & Resorts, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.536%,[LIBOR4+200], 5/30/25[1,2]	79,200	79,668
		4,738,561

Household Durables—1.5%
AI Aqua Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.952%,[LIBOR12+325], 12/13/23[1,2]	693,926	668,990
American Greetings Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.202%,[LIBOR12+450], 4/6/24[1,2]	178,365	173,098
Lifetime Brands, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.202%,[LIBOR12+350], 2/28/25[1,2,4]	44,325	43,660
Octavius Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.258%,[LIBOR4+350], 11/8/23[1,2]	18,846	18,689
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.222%,[LIBOR4+350], 11/8/23[1,2]	212,355	125,467
Varsity Brands Holdings Co. , Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.202%,[LIBOR12+350], 12/16/24[1,2]	34,499	32,810
		1,062,714

Internet & Catalog Retail—0.2%
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.765%,[LIBOR12+400], 6/16/25[1,2]	207,326	139,253
Sungard AS New Holdings III LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.50% PIK Rate, 6.287% Cash Rate,
11/3/22[1,2,5]	15,385	12,155
		151,408

Leisure Products—0.4%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.702%,[LIBOR12+500], 9/25/24[1,2]	234,480	230,963
Callaway Golf Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.258%,[LIBOR12+450], 1/4/26[1,2]	51,288	51,897
		282,860

Media—12.1%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.202%,[LIBOR4+350], 9/27/24[1,2]	257,942	257,942
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.515%,[LIBOR4+275], 7/15/25[1,2]	432,883	423,359
CBS Radio, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.452%,[LIBOR4+275], 11/18/24[1,2]	186,165	187,620
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.346%,[LIBOR12+750], 2/15/23[1,2]	169,316	134,747
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 9.50% PIK Rate, 2.846% Cash Rate,
[LIBOR4+100], 8/15/23[1,2,5]	104,270	44,054

3 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.015%,[LIBOR12+225], 7/17/25[1,2]	$313,007	$ 312,768
Tranche B, 4.015%,[LIBOR4+225], 1/15/26[1,2]	233,238	233,179
EW Scripps Co. (The), Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.452%,[LIBOR12+275], 5/1/26[1,2]	119,400	119,998
iHeartCommunications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 6.032%,[LIBOR12+400], 5/1/26[1,2]	433,758	437,100
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.682%,[LIBOR4+375], 11/27/23[1,2]	327,580	323,567
Tranche B4, 6.432%,[LIBOR4+450], 1/2/24[1,2]	50,000	49,786
ION Media Networks, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.75%,[LIBOR12+300], 12/18/24[1,2]	876,737	877,005
LUPR Loan Financing LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.77%,[LIBOR12+500], 10/15/26[1,2]	152,930	154,574
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.835%,[LIBOR4+575], 8/13/21[1,2]	286,244	287,605
Mission Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.031%,[LIBOR12+225], 1/17/24[1,2]	134,028	134,390
NEP Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.036%,[LIBOR4+325], 10/20/25[1,2]	516,024	486,610
Nexstar Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.05%,[LIBOR4+225], 1/17/24[1,2]	674,505	676,330
Tranche B, 4.554%,[LIBOR4+275], 9/21/26[1,2]	105,000	105,569
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.80%,[LIBOR12+300], 11/8/24[1,2]	293,107	293,576
Sinclair Television Group Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.27%,[LIBOR4+250], 9/30/26[1,2]	90,114	90,424
Sinclair Television Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.96%,[LIBOR12+325], 8/24/26[1,2]	494,187	493,722
Tranche B2, 3.96%,[LIBOR12+225], 1/3/24[1,2]	374,091	375,610
Telesat LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
11/21/26[1,2,3]	396,633	396,881
Univision Communications, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C5, 4.536%,[LIBOR12+275],
3/15/24[1,2]	485,945	476,724
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.265%,[LIBOR12+250], 1/4/28[1,2]	440,000	440,733
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche E, 4.265%,[LIBOR12+250],
4/15/25[1,2]	845,000	844,734
		8,658,607

Multiline Retail—0.2%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 1.00% PIK Rate, 7.271% Cash
Rate,[LIBOR12+650], 10/25/23[1,2,5]	196,395	144,841

Specialty Retail—1.9%
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR12+275], 11/8/23[1,2]	93,344	84,185

4 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Specialty Retail (Continued)
IRB Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.216%,[LIBOR12+325], 2/5/25[1,2]	$416,261	$ 416,912
Staples, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.781%,[LIBOR12+500], 4/16/26[1,2]	890,525	880,912
		1,382,009

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.452%,[LIBOR12+175], 12/16/24[1,2]	18,045	18,203
International Textile Group, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.781%,[LIBOR4+500], 5/1/24[1,2]	140,803	112,643
SIWF Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.952%,[LIBOR12+425], 6/15/25[1,2]	372,813	368,307
		499,153

Consumer Staples—5.1%
Beverages—0.6%
Dole Food Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.452%-4.466%,[LIBOR12+275], 4/6/24[1,2]	298,851	295,924
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.16%,[LIBOR4+325], 3/28/25[1,2]	128,700	128,942
		424,866

Food & Staples Retailing—2.3%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B7, 4.152%,[LIBOR12+275], 11/17/25[1,2]	63,675	64,175
Tranche B8, 4.152%,[LIBOR12+275], 8/17/26[1,2]	64,198	64,682
CM Acquisition Co. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.104%,[LIBOR4+1,000], 7/26/23[1,2]	54,014	51,584
Dole Food Co. , Inc. , Sr Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%,[LIBOR12+275], 4/6/24[1,2]	125,000	123,776
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.389%,[LIBOR12+368.75], 5/23/25[1,2]	456,242	424,647
Nomad Foods Europe Midco Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.015%,[LIBOR12+225], 5/15/24[1,2]	279,781	280,394
Petco Animal Supplies, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.177%,[LIBOR4+325], 1/26/23[1,2]	7,507	5,974
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.265%,[LIBOR4+350], 11/8/23[1,2]	746,181	440,870
United Natural Foods, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.036%,[LIBOR12+425], 10/22/25[1,2]	272,638	225,907
		1,682,009

Food Products—0.5%
PetSmart, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.77%,[LIBOR12+400], 3/11/22[1,2]	329,083	321,130

5 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Products—0.5%
Reynolds Group Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.536%,[LIBOR12+300], 2/5/23[1,2]	$350,578	$351,565

Personal Products—1.2%
Coty, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.005%,[LIBOR4+225], 4/7/25[1,2]	385,035	374,928
Revlon Consumer Products Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.604%-5.624%,[LIBOR12+350],
9/7/23[1,2]	661,936	487,940
		862,868

Energy—4.6%
Energy Equipment & Services—0.5%
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.722%,[LIBOR12+400],
5/21/25[1,2]	43,641	35,349
Covia Holdings Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.043%,[LIBOR4+375], 6/1/25[1,2]	77,555	55,169
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.452%,[LIBOR12+375], 10/2/23[1,2]	53,754	53,861
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 12.00%,[LIBOR4+1,000], 10/21/21[1,2]	37,286	37,715
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.104%,[LIBOR12+500],
5/9/25[1,2]	206,998	101,616
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Delayed Draw, 10/21/21[1,2,6]	50,844	51,429
		335,139

Oil, Gas & Consumable Fuels—4.1%
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.263%,[LIBOR12+650], 3/30/23[1,2]	47,499	43,224
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.363%,[LIBOR4+350], 10/31/24[1,2]	187,501	163,997
Buckeye Partner LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.531%,[LIBOR12+275], 11/1/26[1,2]	70,588	71,244
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.177%,[LIBOR12+525], 4/11/22[1,2]	403,752	328,933
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.013%,[LIBOR4+425], 7/18/25[1,2]	74,056	59,430
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.702%,[LIBOR12+400], 2/15/24[1,2]	303,960	261,482
Murray Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.354%,[LIBOR4+725], 10/17/22[1,2]	2,378,670	550,662
Tranche B3, 9.862%,[LIBOR4+775], 10/17/22[1,2]	483,999	112,046
Murray Energy Corp. , Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 12/31/22[1,2,3]	310,894	308,484
Murray Energy Corp. , Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, Delayed Draw, 12/31/22[1,2,6]	233,170	231,363

6 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Peabody Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.536%,[LIBOR12+275], 3/31/25[1,2]	$107,011	$90,826
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.104%,[LIBOR4+400], 11/9/20[1,2]	70,353	60,680
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.104%,[LIBOR4+600], 2/21/21[1,2]	561,937	229,152
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 10.25%,[PRIME12+525],
12/30/19[1,2,4]	13,034	12,643
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 10.00%,[PRIME12+525], 12/30/19[1,2,4]	59,097	57,324
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 10.00%,[PRIME12+525], 8/4/21[1,2,7]	189,209	144,745
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 11.77%,[LIBOR12+1,000],
12/30/19[1,2]	25,048	25,340
Ultra Resources, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 6.054%,[LIBOR4+400], 4/12/24[1,2]	393,458	236,960
		2,988,535

Financials—11.9%
Capital Markets—2.5%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.696%-5.70%,[LIBOR4+350], 6/13/24[1,2]	542,685	531,834
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.104%,[LIBOR4+300], 1/31/24[1,2]	79,400	78,639
Aretec Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.952%,[LIBOR4+425], 10/1/25[1,2]	590,388	559,393
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.286%,[LIBOR4+650], 10/13/22[1,2]	655,000	651,725
		1,821,591

Commercial Banks—0.3%
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.452%,[LIBOR12+275], 1/25/24[1,2]	33,944	34,080
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.20%,[LIBOR12+250], 8/27/25[1,2]	79,066	78,176
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.472%,[LIBOR12+275], 6/28/23[1,2]	77,799	78,188
		190,444

Diversified Financial Services—4.9%
Digicel International Finance Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.34%,[LIBOR4+325], 5/27/24[1,2]	230,699	194,694
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.702%,[LIBOR12+400], 5/23/25[1,2]	174,353	172,336
Inmar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.104%,[LIBOR6+400], 5/1/24[1,2]	447,548	425,592
IPC Corp. , Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.40%
PIK Rate, 5.465% Cash Rate,[LIBOR4+950], 2/4/22[1,2,5]	126,673	35,468

7 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Financial Services (Continued)
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 9.14%,[LIBOR4+700], 8/7/20[1,2,4]	$58,843	$54,577
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.30%,[LIBOR12+275], 6/21/24[1,2]	79,335	79,026
NFP Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.786%,[LIBOR12+300], 1/8/24[1,2]	342,834	339,491
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.04%,[LIBOR12+525], 9/29/20[1,2]	625,893	475,679
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.79%,[LIBOR12+900], 9/29/21[1,2,4]	31,112	27,689
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 5.036%,[LIBOR12+350], 1/3/25[1,2]	324,363	323,654
Riverbed Technology, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.04%,[LIBOR12+325], 4/24/22[1,2]	594,795	475,681
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 3/16/20[1,2,3]	29,886	30,035
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 3/19/20[1,2,3]	29,886	30,035
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1,2,7]	208,778	65,765
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1,2,7]	37,068	11,677
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1,2,7]	17,616	5,549
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.104%,[LIBOR4+500], 5/29/26[1,2]	840,000	769,885
		3,516,833

Insurance—2.8%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.854%-6.354%,[LIBOR4+375], 11/22/23[1,2]	354,799	353,221
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.702%,[LIBOR12+300], 5/9/25[1,2]	347,873	344,939
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.452%,[LIBOR12+275], 1/25/24[1,2]	142,202	142,772
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.702%,[LIBOR12+300], 8/4/22[1,2]	247,129	247,851
Tranche B6, 4.702%,[LIBOR12+300], 11/3/23[1,2]	418,802	419,685
Tranche B7, 4.702%,[LIBOR12+300], 11/3/24[1,2]	64,188	64,328
HUB International Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.94%,[LIBOR4+300], 4/25/25[1,2]	429,693	424,438
		1,997,234

Real Estate Investment Trusts (REITs)—1.4%
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.952%,[LIBOR12+325], 8/21/25[1,2]	301,950	303,019

8 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.20%,[LIBOR12+250], 8/27/25[1,2]	$237,734	$235,060
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.521%,[LIBOR12+275], 6/28/23[1,2]	75,854	76,233
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.452%,[LIBOR12+375], 1/30/24[1,2]	245,101	221,052
Tranche C, 5.452%,[LIBOR12+375], 1/30/24[1,2]	17,295	15,598
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.958%,[LIBOR12+225], 2/8/25[1,2]	130,000	125,883
		976,845

Health Care—8.5%
Biotechnology—0.8%
Seattle SpinCo, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.202%,[LIBOR12+275], 6/21/24[1,2]	528,324	526,260

Health Care Equipment & Supplies—1.9%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.604%,[LIBOR4+550], 8/1/25[1,2]	158,400	153,945
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.202%,[LIBOR4+450], 10/24/23[1,2]	83,057	73,228
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.854%,[LIBOR4+275],
9/24/24[1,2]	99,007	77,968
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.306%,[LIBOR4+325], 6/30/25[1,2]	510,373	504,632
Select Medical Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.21%-4.58%,[LIBOR12+250], 3/6/25[1,2]	313,090	312,568
VVC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.401%,[LIBOR4+450], 2/11/26[1,2]	218,900	219,064
		1,341,405

Health Care Providers & Services—4.0%
Acadia Healthcare Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.202%,[LIBOR12+250], 2/11/22[1,2]	14,587	14,633
Tranche B4, 4.202%,[LIBOR12+250], 2/16/23[1,2]	113,548	113,902
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.202%,[LIBOR4+450], 10/24/23[1,2]	41,679	36,747
Concentra, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.54%,[LIBOR12+275], 6/1/22[1,2]	92,225	92,417
Enterprise Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.452%,[LIBOR4+375], 10/10/25[1,2]	654,317	517,218
Explorer Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 11/20/26[1,2,3]	95,612	95,214
Gentiva Health Services, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.50%,[LIBOR4+375], 7/2/25[1,2]	440,574	442,916
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.202%,[LIBOR4+250], 8/18/22[1,2]	198,839	199,314
LifeScan Global Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.056%,[LIBOR4+600], 10/1/24[1,2]	32,299	28,965

9 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.854%,[LIBOR4+300], 6/7/23[1,2]	$359,374	$344,819
Sigma US Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.085%,[LIBOR4+325], 7/2/25[1,2]	365,561	363,916
Surgery Center Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.96%,[LIBOR4+325], 9/2/24[1,2]	385,325	380,701
Team Health Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.536%,[LIBOR12+275], 2/6/24[1,2]	362,626	258,485
		2,889,247

Health Care Technology—0.7%
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.202%,[LIBOR12+275], 3/1/24[1,2]	503,226	503,825

Life Sciences Tools & Services—0.4%
PAREXEL International Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.536%,[LIBOR4+300], 9/27/24[1,2]	308,287	298,653

Pharmaceuticals—0.7%
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.25%,[LIBOR12+350], 5/4/25[1,2]	121,545	94,457
Bausch Health Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.765%,[LIBOR4+300], 6/2/25[1,2]	186,513	187,534
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.00%,[LIBOR12+425], 4/29/24[1,2]	248,285	229,630
		511,621

Industrials—8.8%
Aerospace & Defense—2.1%
MacDonald Dettwiler & Associates Ltd. , Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
4.854%,[LIBOR4+250], 10/4/24[1,2]	365,067	325,497
Space Exploration Technologies Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.952%,[LIBOR12+425], 11/21/25[1,2,4]	302,713	303,469
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.286%,[LIBOR12+250], 5/30/25[1,2]	334,900	334,964
Tranche F, 4.286%,[LIBOR12+250], 6/9/23[1,2]	279,169	279,622
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.54%,[LIBOR4+375], 4/30/25[1,2]	258,186	255,604
		1,499,156

Air Freight & Couriers—0.3%
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.27%,[LIBOR12+350], 11/6/24[1,2]	243,794	243,185

Airlines—0.5%
American Airlines, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.45%,[LIBOR12+175], 6/27/25[1,2]	108,900	108,138
First American Payment Systems LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.806%,[LIBOR12+475], 1/5/24[1,2,4]	76,396	74,868

10 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Airlines (Continued)
Kestrel Bidco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
8/7/26[1,2,3]	$165,000	$166,135
		349,141

Building Products—0.8%
Pisces Midco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.509%,[LIBOR4+375], 4/12/25[1,2]	342,313	338,889
VC GB Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.702%,[LIBOR12+325], 2/28/24[1,2,4]	172,325	168,448
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.604%,[LIBOR4+350], 5/21/26[1,2,4]	57,870	58,159
		565,496

Commercial Services & Supplies—2.0%
4L Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.202%,[LIBOR4+450], 5/8/20[1,2]	625,529	342,477
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.144%,[LIBOR4+250], 11/7/24[1,2]	147,375	148,081
Casmar Australia Pty Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.436%,[LIBOR4+450], 12/8/23[1,2]	143,862	128,037
Gateway Casinos & Entertainment Ltd. , Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
5.104%,[LIBOR4+300], 12/1/23[1,2]	212,008	209,690
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.702%,[LIBOR4+400], 5/23/25[1,2]	124,437	122,998
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.036%,[LIBOR4+325], 3/20/25[1,2]	255,381	242,080
MH Sub I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.536%,[LIBOR12+375], 9/13/24[1,2]	210,000	209,672
		1,403,035

Electrical Equipment—1.0%
Brookfield WEC Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.202%,[LIBOR4+375], 8/1/25[1,2]	133,813	133,994
Vertiv Intermediate Holding II Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.927%,[LIBOR12+400],
11/30/23[1,2]	584,192	571,778
		705,772

Industrial Conglomerates—0.1%
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche G, 4.286%,[LIBOR4+250], 8/22/24[1,2]	93,338	93,396

Machinery—0.5%
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.202%,[LIBOR12+450], 6/30/25[1,2]	232,063	232,836
North American Lifting Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.604%,[LIBOR4+450], 11/27/20[1,2]	184,130	152,920
		385,756

11 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Marine—0.1%
HGIM Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.034%,[LIBOR4+600], 7/2/23[1,2]	$51,052	$40,204

Professional Services—1.0%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.031%-5.234%,[LIBOR6+325], 3/3/25[1,2]	300,200	292,320
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.786%,[LIBOR12+300], 5/1/24[1,2]	390,040	390,974
		683,294

Road & Rail—0.1%
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.702%,[LIBOR12+300], 7/29/22[1,2]	90,323	88,404
Tranche B2, 4.702%,[LIBOR12+300], 7/29/22[1,2]	8,206	8,032
		96,436

Trading Companies & Distributors—0.2%
Beacon Roofing Supply, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 1/2/25[1,2,3]	122,811	122,088

Transportation Infrastructure—0.1%
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 3.00%, 3/20/25[1,2,6]	14,882	14,107
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.27%,[LIBOR12+350], 11/6/24[1,2]	75,970	75,780
Octavius Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.634%,[LIBOR12+350], 11/8/23[1,2]	16,154	16,019
		105,906

Information Technology—13.9%
Communications Equipment—2.1%
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 6.015%,[LIBOR12+425], 12/15/24[1,2]	1,032,778	988,369
Global Tel*Link Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.952%,[LIBOR4+425], 11/29/25[1,2]	212,573	183,432
Plantronics, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.286%,[LIBOR12+250], 7/2/25[1,2]	323,806	307,697
		1,479,498

Electronic Equipment, Instruments, & Components—0.4%
Compass Power Generation LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.202%,[LIBOR12+350],
12/20/24[1,2]	47,353	47,446
TruGreen LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.536%,[LIBOR12+375], 3/19/26[1,2]	39,800	40,024
TTM Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.281%,[LIBOR4+250], 9/28/24[1,2]	182,047	182,730
		270,200

12 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Internet Software & Services—1.1%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.696%,[LIBOR4+350], 6/13/24[1,2]	$75,548	$74,037
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 6.015%,[LIBOR6+425], 12/15/24[1,2]	419,983	401,924
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.177%,[LIBOR4+425], 5/16/25[1,2]	103,693	103,305
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.786%,[LIBOR12+300], 5/1/24[1,2]	176,119	176,541
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.604%,[LIBOR4+450], 1/27/23[1,2]	67,321	63,045
		818,852

IT Services—5.1%
ATS Consolidated, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.536%,[LIBOR12+375], 2/28/25[1,2]	221,749	223,030
Blackhawk Network Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.702%,[LIBOR4+300], 6/15/25[1,2]	644,860	643,306
Everi Payments, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.702%,[LIBOR12+300], 5/9/24[1,2]	326,563	327,276
Internap Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
0.75% PIK Rate, 8.100% Cash Rate, 4/6/22[1,2,5]	108,166	75,040
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.599%,[LIBOR4+550], 4/1/21[1,2]	115,000	100,689
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.099%,[LIBOR4+500], 4/1/21[1,2]	531,283	465,168
IQOR US, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.849%,[LIBOR4+875], 4/1/22[1,2]	40,000	26,920
Monitronics International, Inc. , Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 8.604%,[LIBOR4+650], 3/29/24[1,2]	164,000	143,090
Nascar Holdings Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.628%,[LIBOR12+275], 10/19/26[1,2]	129,255	130,324
NeuStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 5.286%,[LIBOR12+350], 8/8/24[1,2]	202,493	190,343
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.036%,[LIBOR12+350], 1/3/25[1,2]	158,559	158,213
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.786%,[LIBOR12+300], 2/1/24[1,2]	621,193	618,114
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.953%,[LIBOR12+325], 8/18/23[1,2]	540,257	526,480
		3,627,993

Semiconductors & Semiconductor Equipment—0.3%
Xperi Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.286%,[LIBOR12+250], 12/1/23[1,2]	224,131	219,508

Software—3.9%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.354%,[LIBOR4+325], 3/3/25[1,2]	5,613	5,466
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.952%,[LIBOR4+525], 6/30/22[1,2]	88,072	88,182

13 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Software (Continued)
Fusion Connect, Inc. , Sr. Sec. Credit Debtor in Possession
Facilities 1st Lien Term Loan, 11.25%,[LIBOR12+1,000],
12/6/19[1,2,4]	$23,032	$22,916
Fusion Connect, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 11.10% PIK Rate, 0.00% Cash Rate,[PRIME12+650],
5/4/23[1,2,5,7]	388,546	205,541
Infor US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.854%,[LIBOR4+275], 2/1/22[1,2]	557,558	559,261
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.427%,[LIBOR4+450], 11/29/24[1,2]	88,425	88,204
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.555%,[LIBOR12+375], 9/30/24[1,2]	282,204	282,822
Mitchell International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.036%,[LIBOR12+325], 11/29/24[1,2]	123,179	118,329
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.177%-6.613%,[LIBOR4+425], 5/16/25[1,2]	148,441	147,886
SolarWinds Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.452%,[LIBOR12+300], 2/5/24[1,2]	147,396	148,086
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR12+275], 3/3/23[1,2]	225,775	222,641
SS&C Technologies Holdings Europe Sarl, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B4,
3.952%,[LIBOR4+250], 4/16/25[1,2]	149,261	150,458
SS&C Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 3.952%,[LIBOR4+250], 4/16/25[1,2]	228,847	230,682
TIBCO Software, Inc. , Sec. Credit Facilities 1st Lien Term Loan,
5.78%,[LIBOR12+400], 6/30/26[1,2]	237,565	238,753
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.286%,[LIBOR12+450], 1/27/23[1,2]	344,487	322,607
		2,831,834

Technology Hardware, Storage & Peripherals—1.0%
Banff Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.952%,[LIBOR4+425], 10/2/25[1,2]	431,738	416,357
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.452%,[LIBOR4+375], 7/11/25[1,2]	212,850	205,932
Harland Clarke Holdings Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B7, 6.854%,[LIBOR4+475],
11/3/23[1,2]	72,380	55,597
Optiv Security, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/1/24[1,2,3]	34,138	28,278
		706,164

Materials—6.8%
Chemicals—4.2%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.104%,[LIBOR4+300], 1/31/24[1,2]	376,373	372,765
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.547%,[LIBOR12+250],
5/7/25[1,2,4]	322,430	311,951

14 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Chemicals (Continued)
GrafTech Finance, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.202%,[LIBOR12+350], 2/12/25[1,2,4]	$346,180	$338,391
Hexicon, Inc. , Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.60%,[LIBOR4+350], 7/1/26[1,2]	64,838	65,121
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 4.05%,[LIBOR4+250], 11/19/21[1,2]	46,603	46,691
Momentive Performance Materials USA LLC, Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.04%,[LIBOR4+325], 5/15/24[1,2]	139,650	138,123
New Arclin US Holding Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.286%,[LIBOR4+350], 2/14/24[1,2]	350,860	343,843
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.793%-6.854%,[LIBOR4+475], 10/15/25[1,2]	64,301	62,693
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.005%,[LIBOR12+325], 10/1/25[1,2]	543,006	538,934
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.536%,[LIBOR4+300], 9/23/24[1,2]	374,623	374,530
USI, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.104%,[LIBOR4+300], 5/16/24[1,2]	422,884	418,304
		3,011,346

Construction Materials—0.5%
Quikrete Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.536%,[LIBOR12+275], 11/15/23[1,2]	391,725	392,217

Containers & Packaging—2.0%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.409%,[LIBOR12+450], 7/31/25[1,2]	59,250	50,856
Berry Global, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.258%,[LIBOR12+250], 7/1/26[1,2]	169,575	170,496
BWAY Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.234%,[LIBOR12+325], 4/3/24[1,2]	615,511	604,662
Flex Acquisition Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.349%,[LIBOR4+325], 6/29/25[1,2]	369,143	358,900
Plastipak Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.29%,[LIBOR12+250], 10/14/24[1,2]	216,816	215,156
		1,400,070

Paper & Forest Products—0.1%
Clearwater Paper Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.875%,[LIBOR4+325], 7/26/26[1,2,4]	75,000	75,094

Telecommunication Services—9.2%
Diversified Telecommunication Services—7.2%
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B13, 5.765%,[LIBOR4+400], 8/14/26[1,2]	306,900	305,461
CenturyLink, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR4+275], 1/31/25[1,2]	1,198,568	1,199,898
Cincinnati Bell, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.952%,[LIBOR12+325], 10/2/24[1,2]	297,900	297,948

15 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Colorado Buyer, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.77%,[LIBOR4+300], 5/1/24[1,2]	$381,957	$320,313
CommScope, Inc. , Sr Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 5.036%,[LIBOR12+325], 4/6/26[1,2]	213,274	212,296
Consolidated Communications, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.71%,[LIBOR12+300],
10/5/23[1,2]	542,844	503,914
Daseke Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.702%,[LIBOR12+500], 2/27/24[1,2]	568,820	535,225
Frontier Communications Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.46%,[LIBOR12+375], 6/15/24[1,2]	242,857	242,620
Fusion Connect, Inc. , Sr. Sec. Credit Debtor in Possession
Facilities 1st Lien Term Loan, 11.77%,[LIBOR12+1,000],
12/6/19[1,2,4]	22,456	22,344
IPC Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 6.43%,[LIBOR4+450], 8/6/21[1,2]	222,747	185,159
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.202%,[LIBOR12+450], 11/1/24[1,2]	323,055	235,427
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B12, 5.453%,[LIBOR12+368.75], 1/31/26[1,2]	452,998	448,751
SpeedCast International Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.854%,[LIBOR4+250], 5/15/25[1,2]	168,121	137,859
Western Express, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.374%,[LIBOR4+825], 2/23/22[1,2,4]	408,628	433,881
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B6, 9.75%,[PRIME4+500], 3/29/21[1,2,7]	101,984	97,242
		5,178,338

Wireless Telecommunication Services—2.0%
American Teleconferencing Services Ltd. , Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6/8/23[1,2,3]	61,374	37,790
Sprint Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.25%,[LIBOR12+250], 2/2/24[1,2]	1,134,024	1,124,101
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.015%,[LIBOR12+225], 8/15/26[1,2]	285,000	285,308
		1,447,199

Utilities—2.0%
Electric Utilities—1.5%
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.452%,[LIBOR12+250], 1/15/25[1,2]	83,722	84,044
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.452%,[LIBOR12+375], 10/2/23[1,2]	382,861	383,619
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.96%-5.36%,[LIBOR12+325],
6/28/23[1,2]	184,133	183,476
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.171%,[LIBOR12+425], 5/2/25[1,2]	270,279	233,116

16 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Electric Utilities (Continued)
Talent Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.427%,[LIBOR12+375], 7/8/26[1,2,4]	$220,000	$ 218,900
		1,103,155

Independent Power and Renewable Electricity Producers—0.5%
Calpine Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B10, 4.452%,[LIBOR12+250], 8/12/26[1,2]	35,212	35,366
Tranche B5, 4.61%,[LIBOR4+250], 1/15/24[1,2]	174,105	174,792
Kestrel Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.96%,[LIBOR12+425], 6/2/25[1,2]	123,438	112,637
		322,795
Total Corporate Loans (Cost $76,644,237)		71,237,207

Corporate Bonds and Notes—4.6%
Peabody Energy Corp. , 6.375% Sr. Sec. Nts. , 3/31/25[8]	910,000	803,075
Revlon Consumer Products Corp. , 5.75% Sr. Unsec. Nts.,
2/15/21	400,000	322,900
Tesla, Inc. , 5.30% Sr. Unsec. Nts. , 8/15/25[8]	1,810,000	1,739,845
Transocean, Inc. , 7.25% Sr. Unsec. Nts. , 11/1/25[8]	500,000	447,495
Total Corporate Bonds and Notes (Cost $3,475,755)		3,313,315
	Shares
Common Stocks—4.2%
Arch Coal, Inc. , Cl. A	24,098	1,785,903
Ascent Resources - Marcellus LLC, Cl. A9	34,124	69,954
Avaya Holdings Corp.[9]	33,510	427,923
Caesars Entertainment Corp.[9]	100	1,304
Catalina Marketing Corp. (Pacifico, Inc. )[9]	1,583	6,464
Clear Channel Outdoor Holdings, Inc. , Cl. A9	63,867	158,390
Crossmark Holdings, Inc.[9]	724	36,562
Deluxe Entertainment Services Group, Inc.[9]	10,308	51,540
Gymboree Corp. (The)[4,9]	3,550	4
Gymboree Holding Corp.[4,9]	10,048	50
Harvey Gulf International Marine LLC[9]	657	4,928
iHeartMedia, Inc.[9]	2,010	29,732
iHeartMedia, Inc. , Cl. A9	27,160	417,992
Larchmont Resources LLC[9]	78	19,560
Quicksilver Resources, Inc.[4,9]	571,500	—
Sabine Oil & Gas Holdings, Inc.	94	6,039
Sunguard Equity[9]	225	4,556
Templar Energy, Cl. A9	7,400	925
Total Common Stocks (Cost $4,633,438)		3,021,826
	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts. , Exp. 4/3/23[9]	8,835	265
Media General, Inc. Rts. , Exp. 12/31/49[4,9,10]	30,400	1,763
Sabine Oil Tranche 1 Wts. , Strike Price $4.49, Exp. 8/11/26[9]	298	4,470
Sabine Oil Tranche 2 Wts. , Strike Price $2.72, Exp. 8/11/26[9]	62	744
Total Rights, Warrants and Certificates (Cost $40,765)		7,242

17 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—1.6%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%[11] (Cost
$1,155,248)	1,155,248	$1,155,248
Total Investments, at Value (Cost $85,949,443)	109.8%	78,734,838
Net Other Assets (Liabilities)	(9.8)	(7,016,574)
Net Assets	100.0%	$71,718,264

Footnotes to Schedule of Investments

1. Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to  contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the
London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/
or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
2. Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five year.
3. The variable rate interest will settle after November 30, 2019, at which time the interest rate will be determined.
4. The value of this security was determined using significant unobservable inputs. See Note 1 of the accompanying
Notes.
5. Interest or dividend is paid-in-kind, when applicable.
6. All or a portion of this holding is subject to unfunded loan commitments.The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
7. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
8. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at November 30, 2019 was
$2,990,415, which represented 4.17% of the Fund’s Net Assets.
9. Non-income producing security.
10. Security received as the result of issuer reorganization.
11. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of November 30, 2019.

Glossary:

Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
PRIME4	United States Prime Rate-Quarterly
PRIME12	United States Prime Rate-Monthly

18 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$	— $	69,012,893$	2,224,314$	71,237,207
Corporate Bonds and Notes		—	3,313,315	—	3,313,315
Common Stocks		2,797,551	224,221	54	3,021,826
Rights, Warrants and Certificates		—	5,479	1,763	7,242
Investment Company		1,155,248	—	—	1,155,248
Total Assets		$3,952,799$	72,555,908$	2,226,131$	78,734,838

19 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND